3. Loans, Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Contracts modified as TDRs	11	4
Pre-Modification Outstanding Recorded Investment	$ 1,438,250	$ 256,353
Post- Modification Outstanding Recorded Investment	$ 1,549,009	$ 287,385
Commercial Real Estate
Number of Contracts modified as TDRs	1
Pre-Modification Outstanding Recorded Investment	$ 406,920
Post- Modification Outstanding Recorded Investment	$ 406,920
Residential real estate - 1st lien
Number of Contracts modified as TDRs	10	4
Pre-Modification Outstanding Recorded Investment	$ 1,031,330	$ 256,353
Post- Modification Outstanding Recorded Investment	$ 1,142,089	$ 287,385